ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Acquired Intangible Assets, Net
Acquired intangible assets, net, consist of the following:

	As of December 31,
	2016				2017
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount

Audio-vision programming and broadcasting qualification	$200	$(35)	$(165)	$-	$213	$(37)	$(176)	$-
Customer relationships	689	(689)	-	-	735	(735)	-	-
Contract backlog	1,441	(1,441)	-	-	1,536	(1,536)	-	-
Concession agreements	9,758	(7,513)	(563)	1,682	10,404	(8,529)	(1,875)	-
Non-compete agreements	170	(161)	(9)	-	182	(172)	(10)	-

	$12,258	$(9,839)	$(737)	$1,682	$13,070	$(11,009)	$(2,061)	-